Basis of Preparation and Material Accounting Policies	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Basis of Preparation and Material Accounting Policies
2.	BASIS OF PREPARATION AND MATERIAL ACCOUNTING POLICIES
2.1 Basis of preparation
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”).
These consolidated financial statements have been prepared under the historical cost, unless otherwise stated.
The areas which involve higher degree of judgments or complexities, or assumptions and significant estimates to the consolidated financial statements, are disclosed in Note 3.
These consolidated financial statements were authorized for issue by Management on April 4, 2024.
2.2 Functional and presentation currency
These consolidated financial statements are presented in U.S. dollar (“US$” or “Dollar”), which is the Company’s functional currency.
Functional currency is the currency of the primary economic environment in which the entity operates, considering the following factors:

•	The currency that most influences the prices of goods and services; this is the currency in which the sales price of the Company’s goods and services are expressed and settled.

•	The currency that most influences the costs of providing goods or services, i.e., the currency in which the Company’s costs are normally expressed and settled.

•	The currency of the country whose competitive forces and regulations most influence the Company’s business.

•	The currency in which the Company largely obtains funds for financial operations and in which it normally receives for its sales and accumulates cash.
All amounts have been rounded to the nearest million, unless otherwise indicated.
2.3 Material accounting policies
The Company has consistently applied the following accounting policies to all periods presented in these consolidated financial statements, except if mentioned otherwise.
The standard and amendments to standards which came into effect on January 1, 2023 have no material impact on the initial application in these consolidated financial statements.

2.3.1 Basis of consolidation
These consolidated financial statements include the financial statement of
Em
bra
er
S.A. and
subsidiaries
listed below:

			Interest (%)
Entity			2023	2022	Country	Core activities
Direct controlled
ELEB Equipamentos Ltda.			100%	100%	Brazil	Sale of hydraulic and mechanical equipment for the aviation industry
Embraer Aircraft Holding, Inc.			100%	100%	USA	Concentrates corporate activities in the USA
Embraer Aviation International - EAI			100%	100%	France	Sale of parts and after sale services in Europe, Africa and the Middle East
Embraer Defesa e Segurança Participações S.A.			100%	100%	Brazil	Coordinates investments in the Defense & Security segments
Embraer GPX Ltda.			100%	100%	Brazil	No operations
Embraer Netherlands B.V.			100%	100%	Netherlands	Concentrates corporate activities in Europe for leasing and selling used aircraft
Embraer Netherlands Finance B.V.			100%	100%	Netherlands	Financial operations raising and investing funds of the Embraer Group
Embraer Overseas Ltd.			100%	100%	Cayman Islands	Financial operations raising and investing funds of the Embraer Group
Embraer Spain Holding Co. SL			100%	100%	Spain	Concentrates corporate activities abroad
Fundo de Investimento em Participações Embraer Ventures			100%	100%	Brazil	Exclusive fund created with the objective of technological and financial aggregation based on investment and support to small and medium-sized companies focused on disruptive innovation in areas related to the A&D sector.
Yaborã Indústria Aeronáutica S.A.			100%	100%	Brazil	No operations
Indirect controlled
Airholding S.A.			100%	100%	Portugal	Coordinates investments in subsidiaries in Portugal
Atech - Negócios em Tecnologias S.A.			100%	100%	Brazil	Development and control, communications, computer and intelligence services
ECC Insurance & Financial Company Limited	(iv	)	—	100%	Cayman Islands	Covers financial guarantees offered in aircraft sale structuring
ECC Investment Switzerland AG			100%	100%	Switzerland	Coordinates investments in subsidiaries abroad
Embraer (China) Aircraft Technical Services Co. Ltd.			100%	100%	China	Sale of spare parts and support services in China
Embraer Aircraft Customer Services, LLC			100%	100%	USA	Sale of spare parts and support services in North America and the Caribbean
Embraer Aircraft Maintenance Services, LLC			100%	100%	USA	Maintenance of aircraft and components
Embraer Asia Pacific PTE. Ltd.			100%	100%	Singapore	Sale of spare parts and support services in Asia
Embraer Aviation Europe	(i	)	—	100%	France	Concentrates corporate activities abroad, specifically Europe
Embraer Business Innovation Center, Inc.			100%	100%	USA	R&D of technological innovations in the aerospace sector and related areas
Embraer CAE Training Services (NL) B.V.	(v	)	51%	—	Netherlands	Pilot, mechanic and crew training
Embraer CAE Training Services (UK) Limited	(v	)	51%	—	United Kingdon	Pilot, mechanic and crew training
Embraer CAE Training Services, LLC			51%	51%	USA	Pilot, mechanic and crew training
Embraer Defense and Security, Inc.			100%	100%	USA	Supply of Super Tucano aircraft to the American Air Force (LAS)
Embraer Engineering & Technology Center USA, Inc.			100%	100%	USA	Engineering services related to aircraft research and development
Embraer Europe SARL	(i	)	—	100%	France	Commercial representation of the Company in Europe, Africa and the Middle East
Embraer Executive Aircraft, Inc.			100%	100%	USA	Final assembly and delivery of executive jets
Embraer Executive Jet Services, LLC			100%	100%	USA	After sale support and aircraft maintenance
Embraer Finance Ltd.			100%	100%	Cayman Islands	Support to the Company in structuring specific operations
Embraer Portugal S.A.			100%	100%	Portugal	Coordinates investments and economic activities in subsidiaries in Portugal
Eve Holding, Inc. (“Eve Holding”)			89.4%	89.7%	USA	Publicly held company, with shares traded on the NYSE, which owns the full interest of EVE UAM, LLC.
Eve Soluções de Mobilidade Aérea Urbana Ltda.			89.4%	89.7%	Brazil	Eve subsidiary with operations in Brazil.
Eve UAM, LLC.			89.4%	89.7%	USA	Development, design, manufacture, marketing, certification and support of aircraft and urban air traffic management solutions related to urban air mobility.
EZS Informática S.A.	(ii	)	76.6%	61%	Brazil	Retail trade of computer products, maintenance, repair and related services
ID IT Tecnologia da Informação Ltda.	(iii	)	—	61%	Brazil	Development and licensing of customizable computer programs, information technology consulting, data processing, application service providers and internet hosting services
OGMA - Indústria Aeronáutica de Portugal S.A.			65%	65%	Portugal	Aviation maintenance and production
Tempest Security Intelligence Limited	(ii	)	76.6%	61%	UK	Retail trade of computer products, maintenance, repair and related services
Tempest Serviços de Informática S.A. (“Tempest”)	(ii	)	76.6%	61%	Brazil	Research, development and services in the areas of Information Technology, Information Security and Intelligence
Visiona Internacional B.V.			51%	51%	Netherlands	International subsidiary of Visiona
Visiona Tecnologia Espacial S.A.			51%	51%	Brazil	Supply and development of satellite solutions
Joint operations
EZ Air Interior Limited			50%	50%	Ireland	Fabrication of interiors for commercial aircraft
The main changes that occurred during 2023 are:

(i)	Embraer Aviation International merged the entities Embraer Aviation Europe and E mbra er Europe SARL.

(ii)
Embraer Defesa e Segurança Participações S.A. has partially exercised its put options and acquired an additional ownership interest in Tempest Serviços de Informática S.A. (“Tempest”). Therefore, the Company’s interest in Tempest increased to 76.6% (2022: 61%). As a result of this transaction, the Company’s ownership interest also increased in Tempest’s subsidiaries: EZS Informática S.A. and Tempest Security Inteligence Limited.

(iii)
The corporate name of the entity ID IT Tecnologia da Informação Ltda. was changed to AllowMe Tecnologias Ltda, a company sold on November 1, 2023. For additional information on this sale, see Note 1.1.6.

(iv)	ECC Insurance & Financial Company Limited was closed on November 30, 2023.

(v)	Embraer CAE Training Services (NL) B.V. was incorporated in June 2023 and Embraer CAE Training Services (U.K.) Limited, in September 2023. Both, still without operation.
Subsidiaries
Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed to, or has the rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
In this analysis, in addition to the majority of voting rights, the shareholders’ agreement between the Company and other shareholders holding voting rights, rights arising from other contractual agreements and potential existing voting rights are observed.
The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.
Changes in the Company’s interest in a subsidiary that do not result in loss of control are accounted for as equity transactions.
Investments in entities accounted for using the equity method
Interests in associates and joint ventures are accounted for under the equity method.
Associates are those entities in which the Company has significant influence, but not control or joint control, over the financial and operating policies.
To be classified as a jointly controlled entity (joint venture), there must be a contractual agreement that allows the Company to share control of the entity and gives the Company the right to the net assets of the joint venture, and not the right to its specific assets and liabilities.
Such investments are initially recognized at cost. Subsequent to initial recognition, the consolidated financial statements include the Company’s share of the profit or loss and other comprehensive income of the investees, until the date on which significant influence or joint control ceases.
The Company’s main associates and joint ventures are:
Águas Azuis Construção Naval SPE Ltda.:
special purpose entity established by Embraer S.A., Atech—Negócios em Tecnologia S.A. and Thyssenkrup Marine Systems GmbH with the purpose of supplying military vessels of high technological complexity. The Company’s total interest percentage in the investee is

25
%.
Fundo de Investimento em Participa
ç
õ
es Aeroespacial Multiestrat
é
gia:
equity investment fund established with the Banco Nacional de Desenvolvimento Econômico Social (“BNDES”), Financiadora de Estudos e Projetos (“FINEP”) and
Desenvolve SP
, created to strengthen the chains related to aerospace, aviation, defense, and security and promote the systems integration related to these sectors through support for small and medium enterprises. The Company’s total interest percentage in the investee is 34%.
MSW Multicorp 2 Fundo de Investimentos em Participações—Capital Semente:
multi-corporate venture capital investment fund established by Embraer S.A., jointly with Rio de Janeiro’s Development Agency (“AgeRio”), Acumuladores Moura S.A. and Banco do Brasil Seguros that invests in early-stage companies which demonstrate synergy with its investors. The Company’s total interest percentage in the investee is 40%.
Nidec Aerospace, LLC.
: joint venture established together with Nidec Motor Corporation for the joint development and manufacture of electrical propulsion systems for aeronautical use, including vertical take-off
vehicles and fixed-wing aircraft. The Company’s total interest percentage in the investee is 49%.
Transactions eliminated on consolidation
Intercompany balances and transactions, and any unrealized income or expenses (except for foreign currency transactions gains or losses) arising from intercompany transactions, are eliminated. Unrealized gains arising from transactions with investees recognized under the equity method are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

2.3.2 Foreign currency
Foreign currency transactions
Transactions in other currencies (other than the functional currency) are translated into the functional currency at the foreign exchange rates in force on the transaction dates.
Assets and liabilities for each statement of financial position presented are translated at the closing rate at the reporting date. Foreign exchange gains and losses resulting from this translation are recognized in profit or loss as foreign exchange gain (loss), net.
Customer advances and advances to suppliers for goods and/or services in foreign currencies are translated to the Company’s functional currency on the transaction date and no subsequent translation is recognized.
Foreign operations
The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into US$ at the exchange rate at the reporting date. Income and expenses for each statement of profit or loss and statements of cash flow are translated into US$ at monthly average exchange rates. Foreign currency differences are recognized in other comprehensive income.
When a foreign operation is sold or liquidated, the cumulative amount of exchange rate variations related to that foreign entity, recognized in other comprehensive income, is reclassified to profit or loss as part of the gain or loss on disposal.
2.3.3 Financial Instruments
Recognition and initial measurement
Trade accounts receivable and debt instruments issued (“bonds”) are initially recognized on the date they were originated. All other financial assets and liabilities are initially recognized when the Company becomes party to the instrument’s contractual terms.
A financial asset (unless it is trade account receivable without a significant financing component) or financial liability is initially measured at fair value plus or minus, for an item not at fair value through profit or loss (FVTPL), transaction costs that are directly attributable to its acquisition or issue. A trade accounts receivable without a significant financing component is initially measured at the transaction price.
Classification, subsequent measurement and derecognition
Financial assets
At initial recognition, a financial asset is classified under the following categories: measured at amortized cost, measured at fair value through other comprehensive income (“FVOCI”) and FVTPL.
Financial assets are not reclassified subsequent to initial recognition, unless the Company modifies the business model for the management of these financial assets, in which case all affected assets are reclassified on the first day of the new business model.
Financial assets are derecognized when:

•	The contractual rights to the cash flows from the asset expire; or

•
Transfers the contractual rights to receive cash flows on a financial asset in a transaction in which: substantially all the risks and benefits of ownership of the financial asset or the Company neither transfers nor keeps substantially all the risks and benefits of ownership of the financial asset and does not have control over the financial asset.

A financial asset is measured at amortized cost if it meets both of the following conditions:

•	It is held within a business model whose objective is to hold assets to collect contractual cash flows; and

•	Its contractual terms give rise on specific dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

These financial assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by the expected credit loss. Interest income, foreign exchange gains and losses and expected credit loss are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.
A financial asset is measured at FVOCI only if both criteria are met:

•	Assets held within a business model whose purpose is achieved both through the receipt of contractual cash flows and by selling of financial assets; and

•	Its contractual terms generate, on specific dates, cash flows that are related only to payments of principal and interest on the outstanding principal.
These financial assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other gains (losses), net are recognized in other comprehensive income (“OCI”). Upon derecognition, the accumulated result in other comprehensive income is reclassified to profit or loss.
All financial assets not classified by the Company as measured at amortized cost or as FVOCI are classified at FVTPL. These assets include financial assets held for active and frequent trading and derivative financial instruments. Interest income and dividends arising from financial assets measured at FVTPL are recognized in profit or loss. See Note 2.3.5 for financial assets in hedge accounting.
Business model evaluation
The Company evaluates the business model’s objective for the management of financial assets as part of the accounting classification of the instruments. The factors considered in this evaluation are:

•
The current financial policy and the objectives set for portfolio management, which includes assessing whether the strategy focuses on contractual interest income, maintaining a determined interest rate profile, the relationship between the duration of the financial assets and related liabilities, expected cash outflows, or the realization of cash flows through the sale of underlying financial assets.

•	How the portfolio performance is assessed and reported to Management.

•	Risks that affect the performance of the business model and how they are managed.

•	The frequency, volume and timing of assets sales in prior periods, the reasons for such transactions and future expectations.
Evaluation if contractual cash flows are only principal and interest payments
To assess whether contractual cash flows are only principal and interest payments, the principal is defined as the fair value of the financial asset at the initial recognition, and interest as a consideration for the time value of money, the credit risk associated with value of principal outstanding during contractual terms, other risks and general costs of loans, as well as the profit margin in the transaction.
The Company considers the contractual terms of the financial asset to assess whether the contractual cash flows are only payments of principal and interest. This includes assessing whether the financial asset contains a contractual term that could change the timing or value of contractual cash flows such that it would not meet this condition.
This evaluation includes contingent events, terms that can adjust contractual rates, prepayment and extension of due dates, and terms that limit the Company’s access to cash flows of specific assets.
Financial liabilities
Financial liabilities are classified as measured at amortized cost or FVTPL.
A financial liability is measured at FVTPL if it is held for trading, or is a derivative financial instrument, or if it is classified as such at initial recognition. The interest arising from financial liabilities measured at FVTPL are recognized in profit or loss.
Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest and exchange variation are recognized in profit or loss.
Financial liabilities are derecognized when contractual obligations are withdrawn, canceled or expired. The difference between the extinct book value and the consideration paid (including transferred assets or assumed liabilities) is recognized in profit or loss.
See Note 2.3.5 for financial liabilities in hedge accounting.

Financial assets or liabilities are offset, and their net amount is presented in the statement of financial position when, and only when, the Company currently has a legally enforceable right to offset the amounts and intends to settle them on a net basis or to realize the asset and settle the liability simultaneously.
2.3.4 Cash and cash equivalents and financial investments
Cash and cash equivalents include cash in hand, cash in transit, bank deposits, highly liquid short-term investments maturing within 90 days of the investment date, readily convertible into a known amount of cash and subject to an insignificant risk of change in value.
For the purposes of the statements of cash flow, overdraft bank balances are included as a component of cash and cash equivalents since these guaranteed accounts are settled in a short period of time and are an integral part of the Company’s cash management.
The resources invested that do not meet the definition of cash and cash equivalents are presented as financial investments.
Resources which use and withdrawn by the Company are legally restricted (restricted cash) are presented within other assets.
2.3.5 Derivative financial instruments and hedge accounting
Initially, derivatives are recognized at fair value on the date the Company enters into a derivative contract and are subsequently remeasured at fair value. Changes in fair value are recognized in Financial Expenses, net (Note 33) except for derivatives designated as hedging instruments in the adoption of cash flow hedge accounting, which changes in fair value are recognized in other comprehensive income.
At the beginning of the designated hedging relationships, the Company documents the connection between the hedging instruments and the items that are hedged, including the risk management objectives and the strategy in conducting the transaction, together with the methods that will be used to evaluate the effectiveness of the relationship.
Fair value hedge accounting
Fair value hedge accounting is applied to derivative financial instruments which have the purpose of hedging the interest rate (protected risk) in loans and financing.
Changes in the fair value of derivatives designated and qualified as fair value hedges are recorded in the financial result. Any changes in the fair value of the protected liability (object of the hedge) are attributable to the protected risk.
For fair value hedging, the Company enters an interest rate swap with critical terms that are similar to the hedged item, such as reference rate, maturity dates and reference value.
Cash flow hedge accounting
Cash flow hedge is applied for hedging risks associated with the volatility of cash flows in foreign currency associated with highly probable forecast transaction that will impact profit or loss, in this case the payroll expenses of personnel in Brazil settled in Brazilian Real.
The effective portion of changes in the fair value of derivatives designated and qualified as cash flow hedges (currency call and sell options) is recognized in other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in profit or loss, within financial expenses, net.
The amounts accumulated in OCI are reclassified to profit or loss in the same period which the hedged item affects profit or loss.
When a cash flow hedge accounting instrument is liquidated, or when it no longer meets the hedge accounting criteria, any gain or loss accumulated in OCI is reclassified to profit or loss (under the same caption used by the hedged item) as the protected object is also held against profit or loss. When the transaction protected by the hedge is no longer expected to occur, the amount recognized in OCI is immediately reclassified to financial expense, net.
For cash flow hedges, the Company contracts
zero-cost
collar financial instruments that consist of the purchase of a put option and the sale of a call option with the same counterparty and with a zero net premium. The essential terms of the instruments correspond to the terms of the protected risk - the total reference value of the options protects the risk in a 1:1 ratio (estimate of cash flows in reais for the entire year) and their expiration dates include all expected dates
financial shortage during the year. The Company carries out a qualitative and prospective analysis of the effectiveness of the hedge. If there are relevant changes in circumstances, such as the estimate of cash flows in protected reais compared to realized flows, the Company prospectively balances the relationship and any ineffectiveness identified is recognized as a financial
result.
2.3.6 Inventories
The Company’s inventories are largely comprised of raw materials, work in progress, spare parts and finished goods. Inventories of raw materials are recognized at acquisition cost. Inventories of work in process comprise raw materials, direct labor, other direct costs and general manufacturing expenses attributable to the cost of the inventories. Once the products have been completed, they are recognized as finished products.
Inventories of raw material and spare parts are recognized at the weighted moving average cost. Manufactured aircraft (finished goods) and work in progress are measured at their individual production cost.
Inventories are valued at cost or net realizable value, whichever is lower.
The Company may have used aircraft for resale, usually received in trade-in
transactions to facilitate new aircraft sales. The book value of these assets is compared periodically with its net realizable value, which is the assets estimated selling price in the ordinary course of business less estimated costs to sell. Management, together with its external appraisers, estimates the sale price based on aircraft appraisals.
Any loss identified is recognized in profit or loss.
2.3.7 Income tax and social contribution
Income tax and social contribution comprise current and deferred tax. It is recognized in profit or loss except to the extent that it relates to items recognized directly in other comprehensive income.
Current tax is measured using tax rates enacted or substantively enacted at the reporting date in the countries in which the Company operates and generates taxable income.
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.
To recognize deferred tax assets arising from temporary differences and tax losses, the Company assesses the expectation of generating future taxable profits considering that these temporary differences and accumulated tax losses would be offset.
Deferred income tax assets and liabilities are offset when there is a legal right and intention to offset them when calculating current taxes, generally related to the same legal entity and the same tax authority. Therefore, deferred tax assets and liabilities in different entities or different countries are generally not offset.
Uncertainties over Income Tax Treatments
Management evaluates on a recurring basis uncertain tax positions taken by the Company in the current income tax calculation based on the applicable tax laws which might be interpreted in different ways.
If it is likely that the tax authorities will accept the position taken by the Company and the amounts recorded in the consolidated financial statements are consistent with the tax records, therefore, no uncertainty is reflected in the measurement of current or deferred income taxes. If it is not probable, a provision, based on the estimated payment amounts to the tax authorities, is constituted (see Note 23.4).
2.3.8 Property, plant and equipment
Property, plant and equipment are recognized by the acquisition or construction cost, which includes capitalized loan costs, less accumulated depreciation, and impairment losses.
Subsequent costs are capitalized only when it is probable that future economic benefits associated with the item will flow to the Company and can be measured reliably.

Land
 is not depreciated.
Depreciation is calculated by the straight-line method based on the asset’s estimated useful life, as shown below:

Class of assets	Estimated useful life

Buildings and land improvements	30 to 60 years
Facilities	10 to 50 years
Machinery and equipment	10 to 35 years
Furniture and fixtures	5 to 30 years
Vehicles	5 to 10 years
Aircraft	4 to 20 years
Computers and peripherals	2 to 10 years
Tooling	10 to 25 years
Exchange pool program	8 to 30 years
The estimated useful lives are reviewed and adjusted, if appropriate, at the end of each fiscal year.
The exchange pool program is an operation in which the customer contracts the availability of spare parts for aircraft maintenance. In this program, when it is necessary to change a damaged part, the customer delivers the damaged part to the Company and the Company provides the customer with a part in working order. The damaged part is in turn reconditioned and added to the pool.
The residual value is allocated for certain aircraft spare parts included in the exchange pool program, which is reviewed by Management and, if necessary, adjusted at the end of each reporting period. As for the remaining assets, the residual value is not attributed.
2.3.9 Intangible assets
Goodwill
Goodwill is measured at cost, less accumulated impairment losses.
Internally developed intangible assets
Internally developed intangible assets refer to expenditures incurred in the development of new aircraft, including support services, productive labor, material and direct labor allocated to the construction of aircraft prototypes or significant components, loan costs, when applicable, as well as applications of advanced technologies within the objective to make the aircraft lighter, quieter, more comfortable and efficient in energy consumption and emissions, in addition to being designed and manufactured in less time and with optimization of resources.
Internally developed intangible assets are amortized using the units produced method using as a basis the number of seats in the expected production of aircraft for the program to which that asset is related.
Software
The intangible assets are made up of acquired computer program licenses. Expenses associated with software maintenance are recognized as expenses when incurred. Expenses directly associated with software controlled by the Company, and which will probably generate economic benefits greater than the costs for more than one year, are recognized as intangible assets.
Amortization is calculated using the straight-line method based on the estimated useful life of the items (5 years).
2.3.10 Impairment of long-lived assets
At the end of each fiscal year, the Company performs an impairment test for all cash-generating units (CGUs) with goodwill generated from business combination allocated and for CGUs with intangible assets still under development and not yet producing (undefined useful life). The business combination goodwill is allocated to the CGUs that are expected to benefit from the synergies.
CGUs with definite-lived assets (property, plant and equipment, and intangibles) allocated are analyzed, at each quarter, whether there is any indication it might be impaired to perform the impairment test.
For impairment test purposes, assets are grouped in CGUs considering the Company’s business model and its monitoring of cash flows. In general, the CGUs are defined in accordance with the families or platforms of aircraft or other goods and services produced by the Company, regardless of its geographic location.

The Company applies the value in use concept using expected and traditional cash flow approaches, discounted to present value at the weighted average cost of capital (WACC). The cash flow projection for the CGU considers the Company’s medium and long-term strategic plan, based on the characteristics and expectations of the business.
An impairment loss is recognized when the carrying amount exceeds the recoverable amount. Any impairment loss is recognized in profit or loss as other operating expense.
The aircraft that the Company keeps as property, plant and equipment for operating leases purposes, in which the Company acts as lessor are tested individually using the higher of their value in use and its market value to determine the recoverable amount. For impairment test purposes, the market value is estimated with the assistance of an assessment prepared by third party appraisals and the value in use is determined by the discounted cash flow of lease agreement associated with each aircraft tested, when applicable.
An impairment loss in respect of goodwill is not reversed. For other assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.
2.3.11 Leases
The lease agreements in which the Company acts as lessee mainly refer to the lease of buildings, offices, lands, and vehicles. The term of those agreements varies in the range of 2 to up to 20 years, and the average discount rate applied to the agreements with maturity higher than 5 years is 6.7% p.a.
The Company recognizes
right-of-use
assets and lease liabilities on the lease inception date (that is, the date on which the asset is available for use). The right-of-use
assets are measured at cost, which is the value of the initial measurement of the lease liability, plus the initial direct costs incurred and less any lease incentives received.
The
right-of-use
assets are depreciated on a straight-line basis considering the lease term and the Company’s intention in renewal options, based on the best estimate on each reporting date.
Right-of-use
assets are subject to impairment test if there is evidence that their carrying amount may be higher than the recoverable amount Depreciation expenses are recognized in profit or loss as operating expenses.
On the lease inception date, the Company recognizes lease liabilities measured at the present value of lease payments to be made during the lease term, which is measured based on the contract term and renewal options. Variable lease payments not dependent on an index or rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs.
When calculating the present value of lease payments, the Company uses the incremental borrowing rate. After the inception date, the lease liability is measured at amortized cost, using the effective interest method. The lease liability is remeasured in case of a change in the lease term, a change in fixed lease payments, or a change in valuation to acquire the underlying asset.
The Company determines the contractual term as the
non-cancelable
lease term, plus any period covered by a renewal option if it is reasonably certain that it is exercised, or any option to terminate the lease if it is reasonably certain that it will not be exercised. The Company has the option, under some of its leases, to maintain the assets for additional periods from three to five years. The Company applies judgment when assessing if it is reasonably certain that it will exercise the renewal option, considering all significant factors that create an economic incentive for the exercise of the renewal.
The Company reassesses the lease term if there is an event or significant change under circumstances that are under its control and affect its capacity to exercise (or not exercise) the option to renew (e.g. a change in the business strategy).
Short-term leases and
low-value
asset leases
The Company applies the short-term lease recognition exemption to all its leases with a low individual value (US$ 5 thousand) or with a contractual term below or equal to 12 months from the inception date and without a purchase option. Short-term and low-value
lease payments are recognized as expenses on a straight-line basis over the lease term.

2.3.12 Unearned income
Unearned income comprises government grants received by the Company and its subsidiaries.
Government grants are recognized against the expenses for which the resources were used. When government grants are received in advance for research investments, they are recognized as unearned income and recognized in profit or loss to the extent that the resources are invested and contractual milestones are met, as a reduction of research expenses.
Government grants for the acquisition of property, plant and equipment are recognized as debt (loans and financing) in liabilities until the milestones determined by the granting entity are met. Once the milestones are completed, the grant is recognized as unearned income. This unearned income is recognized in profit or loss as a reduction of the depreciation expense of the underlying asset it is proposed to subsidize on a systematic basis over the useful life of the asset.
Income earned with
non-distributable
government grants is allocated from the income of the year to the government grants reserve in shareholders’ equity.
2.3.13 Provisions, contingent assets and liabilities, legal obligations, and court-mandated escrow deposit
A provision is recognized when the Company has a present obligation (legally or constructive) arising from past events, it is more likely than not that there will be an outflow of economic benefits, and the amount can be estimated reliably.
As for tax matters, a provision is recognized when the Company’s Management, based on its assessment and assisted by legal advisors, concludes that the tax positions adopted in the calculation of these taxes for periods subject to tax inspection, or in administrative or judicial discussions, will have a prognosis of probable loss in decisions of superior courts of last instance.
Contingent liabilities are possible obligations arising from past events and their existence will be confirmed only by the occurrence or non-occurrence
of one or more uncertain future events not fully under the entity’s control; or a present obligation that results from past events but that is not recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation or the value of the obligation cannot be measured with sufficient reliability.
Legal obligations relate to tax payables under Brazilian law for which the Company has accrued the corresponding liability but initiated legal disputes challenging their applicability. Such tax liabilities under discussion are fully recognized as tax payable.
Contingent assets are not recognized but disclosed when the inflow of economic benefits is probable. If it has become virtually certain that an inflow of economic benefits will arise, the asset and the related income are recognized in the financial statements of the period in which the change occurs.
Court-mandated escrow deposits are recorded as other assets and periodically updated for monetary correction.
2.3.14 Product warranties
Warranty expenditure on aircraft is estimated on the delivery of these products. The estimates are based on historical data that includes, among other, warranty claims and related repair or replacement costs, warranties given by the suppliers, contractual coverage period and warranty patterns for new aircraft, for which the Company expects higher warranty costs in the launch of new models until the production process matures and increases the platform in service period. The coverage period varies from 3 to 6 years.
The Company may be obliged to modify the product to meet the requirements of the certification authorities, or after delivery, due to improvements or to the aircraft’s performance. The costs of such modifications are recognized when the new requirements or improvements are requested and known.
Management periodically monitors the history of use and evolution of the product warranty, and, if appropriate, reviews the estimate.
The product warranties provision is recognized in profit or loss as cost of goods and services sold.

2.3.15 Employee benefits
Defined contribution plan
The Company sponsors a closed pension plan of defined contribution for its employees for companies based in Brazil, is administered by EMBRAERPREV - Complementary Pension Society.
For the defined contribution plan, the Company’s obligation is restricted to the monthly contribution linked to a predefined percentage of the remuneration of employees linked to this plan.
Obligations for contributions to defined contribution plans are recognized in profit or loss as personnel expenses as the related service is provided
.
Post-retirement healthcare benefits
The Company and some of its subsidiaries provide healthcare benefits to their employees, including their dependents. The expected costs of this benefit are recognized during the period of employment based on actuarial studies conducted to identify future exposure, based on the following main premises:

•	Discount rate: brings future benefit flows to present value and is defined based on the ratio of Brazilian government securities.

•
Increase of medical costs rate: represents the increase in the value of medical care and is not applied linearly, as the companies historically tend to take measures to reduce the cost, or even change health plan providers.

•	Morbidity rate (aging factor): measures the increased use of health plans considering the population’ aging.

•	Mortality rate: uses the RP-2000 generational table provided by Society of Actuaries (SOA), which shows the rate by age and gender.

•	Retirement probability: estimates the probability of retirement by age group.

•	Termination rate: uses the T-3 Table Service available from the Society of Actuaries (SOA), which shows the average rate of termination of employees by age.
The
changes in the provision are recognized in OCI, net of taxes, in case there are changes in the assumptions and in profit or loss if there are changes in the costs of the current benefit plan or in the plan’s contractual characteristics.
Both the calculation, which uses the projected unit credit method, and the assumptions related to this provision are reviewed annually by qualified independent actuaries.
Profit-sharing plan
The Company grants profit sharing to its employees, subject to the achievement of targets established in their respective action plans agreed at the beginning of each year. The amount approved by the current policy is equivalent to a percentage of each employee’s nominal salary associated with the achievement of individual and corporate targets.
Each month, the amounts calculated by applying 1/12
(one-twelfth)
of the percentage according to the Company’s payroll are accrued and recognized in profit or loss as a cost or expense, depending on the role of the employee.
The Company advances 40% of the amount due as profit sharing in the 4th quarter of the year being calculated. Once the results have been calculated, the residual amount is paid by April of the following year.
Share-based payment
The Executive Remuneration Policy determines that the remuneration of the Company’s Management shall be granted as a Long-Term Incentive (“LTI”) to officers, executives, and key-employees.
The main goals of the LTI are:

•	retaining and attracting qualified personnel

•	ensure an effective contribution from the incentive participants to the Company’s performance.

•	ensure the continuity of the Company’s Management, aligning the interests of executives with the shareholders.
As a LTI, the Company offers both cash-settled and equity-settled share-based payment arrangements.
The grant-date fair value of the shares is recognized in profit or loss (as cost or expense, depending on the role of the participant) over the vesting period of the awards, with a corresponding increase in equity for an equity-settled sha
re-based payment arrangements or liabilities (other payables) for cash-settled share-based payment arrangements.
The liability is remeasured at each reporting date and at settlement date based on the fair value of the shares. Any changes in the fair value of the shares are recognized in profit or loss as financial results.
2.3.16 Revenue from contract with customers
Revenue is measured based on the consideration received or the consideration the Company expects to be received for the sale of products and services in the ordinary course of business. Revenue is presented net of taxes, returns, reductions and discounts.
Revenue from sales of aircraft and spare parts
Revenues from aircraft and spare parts sales are recognized when the control is transferred to the customer, that is, when all recognition conditions are met. Revenues from commercial, executive and agricultural aircraft and spare parts are generally recognized upon delivery or shipment to the customer.
The average collection term for the sales of parts is 30 days after transferring control of the asset to the customer.
The Company also identifies the various performance obligations provided for in the contract, such as supply of spare parts, training, technical representative and other obligations, and allocates the individual price of each obligation, as well as variable considerations, such as discounts, rebates, etc. proportionally to individual sales prices that are estimated using the expected cost plus margin method.
In the Defense & Security aircraft sales, there is no comparative basis for the individual sales price considering the high customization of the products, so the individual price is allocated to the performance obligation considering the expected cost plus margin method.
Revenue from services
Revenues from services are recognized over time as services are provided. Services mainly include technical services, training, maintenance of aircraft and parts, modernization services, and support programs.
The average receipt period is 30 days. For some services, such as modernization of defense aircraft, the deadline for receipt follows the schedule agreed between the parties.
Exchange pool programs and total support programs revenues are recognized monthly during the contract period because there is no customer use pattern that can be reliably projected and consist of a fixed rate and part of a variable rate directly related to the hours actually flown by the aircraft covered in these programs.
Revenue from long-term contracts (Defense & Security)
In the Defense & Security segment, the revenue is recognized over time, as control over the aircraft produced is transferred to the customer over time. The Company transfers control over time when:

•	The customer simultaneously obtains and uses the benefits resulting from the Company’s performance as it is delivered.

•	The Company’s performance results in the creation or enhancement of assets under the customer’s control as those assets are developed or enhanced.

•
The entity’s performance does not generate an asset with significant alternative use, and the Company has an enforceable right to receive payment for work completed to date, in the event of termination of the contract for the convenience of customers.

The
revenue from these contracts is measured according to the percentage execution method (“PoC” method), that is, the contract revenue is multiplied by the percentage calculated as the ratio of the costs incurred in relation to the total estimated costs for concluding the contracts. The adequacy of revenue recognition related to development contracts in the Defense & Security segment is based on Management’s best estimates of total estimated costs at completion, as they become evident.
The Company believes that the incurred cost method provides the most reliable basis for estimating the progress of contracts whose revenues are recognized over time.
There are no significant financing components in the long-term contracts of the Defense & Security segment. The payment terms are mainly aligned with the stages of execution and deliveries of each contract, as agreed by the Company and the customers, and there is no willingness on either side to finance the other.

Contract assets and liabilities
The contract assets relate to the Company’s rights to the consideration for the work completed and not billed at the reporting date, mainly from long-term Defense & Security contracts that are recognized over time based on the percentage of completion method and net of any expected credit losses recognized. Contract assets are transferred to trade accounts receivable when the rights become unconditional. Expected credit losses are calculated over the contract assets balances, as detailed in Note 30.2.
Contract liabilities refer to
non-refundable
advance payments received by the Company prior to the delivery of the aircraft and advances of consideration received from customers related to the acceptance of managerial stages/tasks under long-term contracts of Defense & Security (customer advances), as well as to the supply of spare parts, training, technical assistance and other obligations included in aircraft sales contracts (multiple element).